                          Montgomery Variable Series:

                                  Growth Fund


                              Semi-Annual Report
                                 June 30, 1998



                                    [LOGO]
                               Invest Wisely.(R)

                             The Montgomery Funds

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO HIGHLIGHTS
JUNE 30, 1998
--------------------------------------------------------------------------------
INVESTMENT REVIEW

     Q:   HOW DID THE FUND PERFORM DURING THE YEAR ENDED JUNE 30, 1998?

     A: For the year ended June 30, 1998, the Fund gained 19.84%. Although this performance was strong in absolute terms, it lagged the Standard & Poor's 500 Index. Market breadth has continued to narrow, with the largest companies in the stock market generating the majority of returns. A significant portion of S&P 500 returns were driven by a few of the biggest large-capitalization stocks. Just six stocks-- Microsoft, GE, Lucent, Wal-Mart, Coca Cola and Pfizer--accounted for more than 25% of the performance of the index year-to-date through June 30. More than half of year-to-date index performance was driven by only 18 stocks. Although people have been willing to pay high prices for the perception of high-quality predictable earnings, we believe that over the long term it is unwise to overpay for a company, and thus valuation continues to be central to our analysis.

          Because we focus on buying stocks of companies with the best forward growth potential and the most reasonable valuations, our discipline directed us away from many of the year's top-performing stocks, which have very high price-to-earnings ratios but low growth rates. Although this put us at a disadvantage relative to the S&P 500 over the past 12 months, we believe that in the long run our approach will generate strong returns for our investors.

     Q: CAN YOU DISCUSS A PORTFOLIO COMPANY THAT IS AN EXAMPLE OF YOUR INVESTMENT PROCESS?

     A: Dow Chemical is a good example of a stock that has not participated in this year's market growth. Dow is a $20 billion global company that has made meaningful changes in its business mix to improve returns and consistency to shareholders across the cycle, yet it goes unrecognized and unrewarded. In the previous cycle, following the 1989 peak, commodity prices dropped 6% and Dow's earnings declined by 63%. In this cycle, since the 1995 peak, commodity prices have dropped 11% and Dow's earnings are down only modestly. Dow's stock has a 6% annualized return over the past four years, compared with 28% for the S&P 500. Moreover, the company continues to improve its business mix, make

GROWTH OF A $10,000 INVESTMENT

          Montgomery Variable Series: Growth Fund    S&P 500 Index
1/96                                                 $10,000
2/9/96                                $10,000
2/96                                  $10,040        $10,093
3/96                                  $10,437        $10,190
4/96                                  $11,081        $10,340
5/96                                  $11,766        $10,607
6/96                                  $11,508        $10,647
7/96                                  $11,002        $10,177
8/96                                  $11,448        $10,392
9/96                                  $11,954        $10,976
10/96                                 $12,272        $11,279
11/96                                 $12,817        $12,131
12/96                                 $12,722        $11,890
1/97                                  $13,166        $12,633
2/97                                  $13,125        $12,732
3/97                                  $12,671        $12,210
4/97                                  $13,145        $12,938
5/97                                  $14,229        $13,729
6/97                                  $14,807        $14,339
7/97                                  $16,354        $15,480
8/97                                  $16,179        $14,613
9/97                                  $17,066        $15,413
10/97                                 $16,458        $14,899
11/97                                 $16,499        $15,588
12/97                                 $16,357        $15,856
1/98                                  $15,956        $16,031
2/98                                  $17,495        $17,187
3/98                                  $18,416        $18,066
4/98                                  $18,622        $18,251
5/98                                  $17,972        $17,938
6/98                                  $17,744        $18,666


PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------
Roger W. Honour......................................  Senior Portfolio Manager
Andrew Pratt................................................  Portfolio Manager
Kathryn M. Peters...........................................  Portfolio Manager
--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
                     Average annual total returns for the
                             periods ended 6/30/98
--------------------------------------------------------------------------------
                         MONTGOMERY VARIABLE SERIES:
                                  GROWTH FUND

Since inception (2/9/96)..............................................  27.13%
One Year..............................................................  19.84%

                                 S&P 500 INDEX

Since 1/31/96.........................................................  29.47%
One Year..............................................................  30.20%
--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX, and OTC market.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO HIGHLIGHTS (continued)
JUNE 30, 1998
--------------------------------------------------------------------------------

          strategic acquisitions and divestitures, and buy back shares. Dow's senior management have most of their net worth invested in Dow stock, which provides them with meaningful motivation to improve shareholder returns.

     Q:   FOR NEWER SHAREHOLDERS, WOULD YOU BRIEFLY DISCUSS YOUR INVESTMENT
          PROCESS?

     A: We use proprietary, quantitative screening techniques to help identify long-term, positive fundamental change in a company's business and its expected earnings. We then conduct fundamental analysis to determine the validity and sustainability of the change. Finally, we apply our valuation criteria to determine the future potential for the share price. Our goal is to build portfolios of companies that have sustainable growth prospects and are attractively valued.

                              TOP FIVE INDUSTRIES
                        (AS A PERCENTAGE OF NET ASSETS)

            ---------------------------------------------------------
               Pulp and Paper................................   7.3%
               Telecommunications Equipment..................   6.6
               Software Systems..............................   6.1
               Retail Trade..................................   5.8
               Banks/Savings and Loan........................   5.6
            ---------------------------------------------------------

                               TOP TEN HOLDINGS
                        (AS A PERCENTAGE OF NET ASSETS)

            --------------------------------------------------------
            Nordstrom, Inc....................................  3.8%
            Avid Technology Inc...............................  3.3
            Golden West Financial Corporation.................  3.2
            Snyder Communications Inc.........................  2.9
            Donnelley (R.R.) & Sons Company...................  2.7
            Comverse Technology...............................  2.5
            Canadian National Railway Company.................  2.3
            Ericsson (L.M.) Telephone Company, Class B, ADR...  2.3
            Boise Cascade Corporation.........................  2.1
            Structural Dynamics Research Corporation..........  2.0
            --------------------------------------------------------

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO INVESTMENTS
JUNE 30, 1998 (unaudited)

COMMON STOCKS - 91.1%                                                                     VALUE
   SHARES                                                                                 (NOTE 1)
                   AIRLINES - 1.7%
        4,250      FDX Corporation                                                      $   266,687
                                                                                        -----------
                   APPAREL AND TEXTILES - 0.7%
        2,050      VF Corporation                                                           105,575
                                                                                        -----------

                   AUTO/AUTO PARTS - 2.0%
        3,350      General Motors Corporation                                               223,822
        1,700      PACCAR, Inc                                                               88,666
                                                                                        -----------
                                                                                            312,488
                                                                                        -----------

                   BANKS/SAVINGS AND LOAN - 5.6%
        1,500      BankAmerica Corporation                                                  129,656
        1,625      Citicorp                                                                 242,531
        4,800      Golden West Financial Corporation                                        510,300
                                                                                        -----------
                                                                                            882,487
                                                                                        -----------

                   BROADCASTING/ADVERTISING - 2.9%
       10,600      Snyder Communication Inc.                                                466,400
                                                                                        -----------

                   BUILDING MATERIALS - 1.6%
        4,125      Masco Corporation                                                        249,563
                                                                                        -----------

                   BUSINESS SERVICES - 4.7%
        8,500      Caribiner International Inc                                              148,750
        7,394      Cendant Corporation                                                      154,350
        2,800      Computer Sciences Corporation                                            179,200
        6,700      Electronic Data Systems Corporation                                      268,000
                                                                                        -----------
                                                                                            750,300
                                                                                        -----------

                   CHEMICALS - 3.9%
        3,050      Dow Chemical Company                                                     265,891
        2,100      Eastman Chemical Company                                                 130,725
        6,250      Nalco Chemical Company                                                   219,531
                                                                                        -----------
                                                                                            616,147
                                                                                        -----------

                   COMPUTERS AND OFFICE EQUIPMENT - 1.3%
        8,500      Data General Corporation                                                 126,969
        6,700      Sequent Computer Systems                                                  81,866
                                                                                        -----------
                                                                                            208,835
                                                                                        -----------

                   CONGLOMERATES - 1.7%
        4,100      Canadian Pacific, Ltd.                                                   116,338
        2,550      Tyco International Ltd.                                                  160,650
                                                                                        -----------
                                                                                            276,988
                                                                                        -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                                  VALUE
   SHARES                                                                                 (NOTE 1)
                   DIVERSIFIED FINANCIAL SERVICES - 1.2%
        5,300      FirstPlus Financial Group                                            $   188,750
                                                                                        -----------

                   ELECTRICAL EQUIPMENT - 1.2%
        1,150      Matsushita Electric Industrial Company, Ltd., ADR                        184,863
                                                                                        -----------

                   ELECTRONICS - 1.0%
        5,350      Raychem Corporation                                                      158,159
                                                                                        -----------

                   FURNITURE - 1.3%
        8,200      Steelcase Inc.                                                           213,200
                                                                                        -----------

                   FOOD AND BEVERAGE - 3.3%
        5,900      Dole Foods Company, Inc                                                  293,156
       12,650      Fleming Companies, Inc.                                                  222,166
                                                                                        -----------
                                                                                            515,322
                                                                                        -----------

                   HEALTH CARE - 1.4%
        7,500      First Health Group Corporation+.                                         214,688
                                                                                        -----------

                   HOME APPLIANCE - 1.1%
        2,600      Whirlpool Corporation                                                    178,750
                                                                                        -----------

                   HOUSEHOLD PRODUCTS - 1.0%
        1,950      Unilever N.V., ADR                                                       153,928
                                                                                        -----------

                   INSURANCE - 2.4%
        1,100      Life Re Corporation                                                       91,163
        3,300      Loews Corporation                                                        287,512
                                                                                        -----------
                                                                                            378,675
                                                                                        -----------

                   MACHINERY AND TOOLS - 1.5%
        6,000      Manitowoc Company, Inc.                                                  242,250
                                                                                        -----------

                   MEDICAL PRODUCTS - 1.1%
        3,600      Bausch & Lomb Inc                                                        180,450
                                                                                        -----------

                   METALS AND MINING - 1.4%
        3,350      Aluminum Company of America (Alcoa)                                      220,891
                                                                                        -----------

                   NEWSPAPERS/PUBLISHING - 4.7%
        9,200      Donnelley (R.R.) & Sons Company                                          420,900
        1,950      Time Warner, Inc.                                                        166,603
        4,600      World Color Press, Inc                                                   164,500
                                                                                        -----------
                                                                                            752,003
                                                                                        -----------

                   OIL - 3.7%
        5,400      Amerada Hess Corporation                                                 293,288
       16,850      Union Pacific Resources Group, Inc.                                      295,928
                                                                                        -----------
                                                                                            589,216
                                                                                        -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                                    VALUE
   SHARES                                                                                  (NOTE 1)
                   OILFIELD EQUIPMENT - 2.3%
        6,900      R & B Falcon Corporation.                                            $   156,113
        3,100      Schlumberger Ltd.                                                        211,769
                                                                                        -----------
                                                                                            367,882
                                                                                        -----------

                   PIPELINES - 0.9%
        2,750      Enron Corporation                                                        148,672
                                                                                        -----------

                   PULP AND PAPER - 7.3%
       10,000      Boise Cascade Corporation                                                327,500
        2,950      Champion International Corporation                                       145,102
        4,500      Chesapeake Corporation                                                   175,218
        7,200      International Paper Company                                              309,600
        3,100      United Stationers, Inc.                                                  200,919
                                                                                        -----------
                                                                                          1,158,339
                                                                                        -----------

                   RAILROAD - 3.7%
        6,800      Canadian National Railway Company                                        361,250
        5,000      Union Pacific Corporation                                                220,625
                                                                                        -----------
                                                                                            581,875
                                                                                        -----------

                   REAL ESTATE INVESTMENT TRUST - 2.4%
        5,196      Meditrust Companies.                                                     144,838
       10,150      Patriot American Hospitality Inc                                         242,966
                                                                                        -----------
                                                                                            387,804
                                                                                        -----------

                   RETAIL TRADE - 5.8%
        3,200      Dayton Hudson Corporation                                                155,200
        7,850      Nordstrom, Inc.                                                          606,167
        6,400      TJX Companies, Inc.                                                      154,400
                                                                                        -----------
                                                                                            915,767
                                                                                        -----------

                   SEMICONDUCTORS - 1.6%
        3,200      Motorola Inc                                                             168,200
        1,600      Texas Instruments, Inc.                                                   93,300
                                                                                        -----------
                                                                                            261,500
                                                                                        -----------

                   SOFTWARE SYSTEMS - 6.1%
       15,500      Avid Technology Inc.                                                     519,734
       13,750      Structural Dynamics Research Corporation                                 316,680
       19,200      Sybase, Inc.                                                             133,800
                                                                                        -----------
                                                                                            970,214
                                                                                        -----------

                   STEEL - 1.0%
        3,050      Carpenter Technology Corporation                                         153,263
                                                                                        -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
PORTFOLIO INVESTMENTS (continued)
JUNE 30, 1998 (unaudited)

COMMON STOCKS (continued)                                                                                          VALUE
   SHARES                                                                                                         (NOTE 1)
                   TELECOMMUNICATIONS EQUIPMENT - 6.6%
       10,950      Aspect Telecommunications Corporation                                                       $   300,440
        7,935      Comverse Technology                                                                             391,113
       12,500      Ericsson (L.M.) Telephone Company, Class B, ADR                                                 358,593
                                                                                                               -----------
                                                                                                                 1,050,146
                                                                                                               -----------

                   TRUCKING - 1.0%
        7,650      Swift Transportation Company, Inc.+                                                             152,044
                                                                                                               -----------
                   TOTAL COMMON STOCKS (Cost $12,844,276)                                                       14,454,121
                                                                                                               -----------

REPURCHASE AGREEMENTS - 9.0% (Cost $1,419,000)

PRINCIPAL AMOUNT
   $1,419,000      Agreement with Greenwich Capital Markets, Tri-Party, 6.300%
                   dated 06/30/98, to be repurchased at $1,419,024, on 07/01/98, collateralized by $1,447,380 market value of U.S. government securities, having various maturities and various interest
                   rates.                                                                                        1,419,000
                                                                                                               -----------
TOTAL INVESTMENTS (Cost $14,263,276*)                                                      100.1%               15,873,121
OTHER ASSETS AND LIABILITIES (Net)                                                          (0.1)                  (21,402)
                                                                                           -----               -----------
NET ASSETS                                                                                 100.0%              $15,851,719
                                                                                           =====               ===========

_______________________________
     *      Aggregate cost for federal tax purposes.
     +      Non-income producing security.

       ABBREVIATION:
     ADR   American Depositary Receipt

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES JUNE
30, 1998 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $14,263,276)
(Note.1)
     Securities..........................................................                      $ 14,454,121
     Repurchase agreements...............................................                         1,419,000
                                                                                               ------------
     Total investments...................................................                        15,873,121
Receivables:
     Investment securities sold..........................................                            43,143
     Dividends...........................................................                            10,305
     Interest............................................................                               248

Other Assets:
     Organization costs (Note 1).........................................                            33,641
                                                                                               ------------
Total Assets.............................................................                        15,960,458


LIABILITIES:
Payables:
     Investment securities purchased.....................................  $     87,596
     Management fee (Note 2).............................................        11,119
     Trustees' fees and expenses (Note 2)................................         4,713
     Transfer agency and servicing fees..................................         1,000
     Cash overdraft......................................................           754
     Other accrued liabilities and expenses..............................         3,557
                                                                           ------------


Total Liabilities........................................................                           108,739
                                                                                               ------------
NET ASSETS...............................................................                      $ 15,851,719
                                                                                               ============

NET ASSETS consist of:
Undistributed net investment income......................................                      $     36,129
Accumulated net realized gain on securities sold.........................                           421,127
Net unrealized appreciation of investments...............................                         1,609,845
Shares of beneficial interest............................................                             9,685
Additional paid-in capital...............................................                        13,774,933
                                                                                               ------------
NET ASSETS...............................................................                      $ 15,851,719
                                                                                               ============

Net Asset Value, offering and redemption price per share
($15,851,719 / 968,483 shares of beneficial interest outstanding)........                      $      16.37
                                                                                               ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (unaudited)

NET INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $487)................                           $    64,892
Interest............................................................                                63,876
                                                                                               -----------
Total Investment Income.............................................                               128,768


Expenses:
Management fee (Note 2).............................................  $   147,798
Legal and audit fees................................................        8,927
Amortization of organization expenses (Note 1)......................        5,995
Trustees' fees and expenses (Note 2)................................        3,819
Custodian fees......................................................        1,857
Other...............................................................        7,050
Interest expense....................................................          321
                                                                      -----------
Total Expenses......................................................                               175,767
Fees deferred and expenses absorbed by Manager (Note 2).............                               (82,093)
                                                                                               -----------
NET EXPENSES........................................................                                93,674
                                                                                               -----------
NET INVESTMENT INCOME...............................................                                35,094
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net realized gain on investments during the period..................                               418,747
Net unrealized appreciation of investments during the period........                               645,245
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.....................                             1,063,992
                                                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                           $ 1,099,086
                                                                                               ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Six Months
                                                                           Ended 6/30/98                For the Year
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:                       (unaudited)                Ended 12/31/97
                                                                        ------------------------------------------------
Net investment income...............................................    $      35,094                    $     124,367
Net realized gain on investments during the period..................          418,747                          431,903
Net unrealized appreciation of investments during the period........          645,245                          825,450
                                                                        --------------                   -------------
Net increase in net assets resulting from operations................        1,099,086                        1,381,720

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income............................            --                            (123,377)
Distributions from net realized gains on investments................            --                            (443,288)


BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4).........        2,155,254                        9,655,629
                                                                        --------------                   -------------
Net increase in net assets..........................................        3,254,340                       10,470,684

NET ASSETS:
Beginning of period.................................................       12,597,379                        2,126,695
                                                                        ==============================================
End of period.......................................................    $  15,851,719                    $  12,597,379
                                                                        ==============================================
Undistributed net investment income.................................    $      36,129                    $       1,035
                                                                        ==============================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY VARIABLE SERIES: GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                                      Six Months
                                                                     Ended 6/30/98
                                                                      (unaudited)               12/31/97             12/31/96*
Net asset value--beginning of period                                   $   15.09                $  12.33             $  10.08
                                                                     -------------            -------------        --------------
Net investment income                                                       0.04                    0.16                 0.15
Net realized and unrealized gain on investments                             1.24                    3.35                 2.59
                                                                     -------------            -------------        --------------
Net increase in net assets resulting from investment operations             1.28                    3.51                 2.74
Distributions to Shareholders:
     Distributions from net investment income                                 --                   (0.16)               (0.15)
     Distributions from net realized gains on investments                     --                   (0.59)               (0.34)
                                                                     -------------             -------------        -------------
     Total Distributions........                                              --                   (0.75)               (0.49)
                                                                     -------------             -------------        -------------
Net asset value--end of period                                         $   16.37                $  15.09             $  12.33
                                                                     =============             =============        =============
Total return**                                                              8.48%                  28.57%               27.22%
                                                                     ============================================================
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $  15,852                $ 12,597             $  2,127
Ratio of net investment income to average net assets                        0.47%+                  1.74%                2.55%+
Ratio of operating expenses to  average net assets, including
     interest expense:                                                      1.25%+                  0.35%                0.01%+
Ratio of operating expenses to average net assets, excluding
     interest expense:                                                      1.25%+                  0.34%                  --
Portfolio turnover rate                                                       27%                     53%                  78%
Net investment income/(loss) before deferral of fees and
     absorption of expenses by Manager                                 $   (0.05)               $   0.01             $  (0.27)
Operating expense ratio before deferral of fees and absorption
     of expenses by Manager, including interest expense                     2.36%+                  1.97%                6.98%+

____________________________
* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 1998, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
     Series: Emerging Markets Fund, the Montgomery Variable Series:
     International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund are presented under separate covers.

1.  SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     A.   PORTFOLIO VALUATION

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     B.   DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     C.   REPURCHASE AGREEMENTS

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund if the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     D.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)

     E.   FEDERAL INCOME TAXES

          The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

     F.   ORGANIZATION COSTS

          Expenses incurred in connection with the organization of the Fund amounted to $62,066 and are amortized on a straight-line basis over a period of sixty months from commencement of operations.

     G.   EXPENSES

          General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

     a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The manager is a subsidiary of Commerzbank AG.

          Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

               First $500 Million       Next $500 Million   Over $1 Billion
                    1.00%                    0.90%               0.80%

          The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations.

          The Manager recouped previously deferred fees and/or absorbed expenses during the six months ended June 30, 1998 in the amount of $72,827. These amounts have been included with current management fees in the Statement of Operations.

          For the six months ended June 30, 1998, the Manager has deferred fees of $74,971 and absorbed expenses of $7,122.
          As of June 30, 1998, the deferred management fees and and absorbed expenses subject to recoupment are $82,093.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

          MAM Securities LLC, ("MAM Securities"), an affiliate of the Manager, serves as the Fund's transfer agent.
     c. For the six months ended June 30, 1998, the Fund incurred total brokerage commissions of $13,147.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1998, were $6,290,189 and $3,492,561, respectively.

     b. At June 30, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $2,430,903 and $821,058, respectively.

THE MONTGOMERY FUNDS III
NOTES TO FINANCIAL STATEMENTS (unaudited)
(continued)

     c.   Under an unsecured Revolving Credit Agreement with DeutscheBank (New
          York), the Montgomery Variable Series: Growth Fund, along with other funds of The Montgomery Funds I, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $250,000,000. The Fund pays its pro-rata share of the .08% quarterly commitment fee of the unutilized credit line balance. For the six months ended June 30, 1998, there was no borrowing under this agreement.

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                              SIX MONTHS ENDED                           YEAR ENDED
                                                JUNE 30, 1998                         DECEMBER 31, 1997
                                              SHARES    AMOUNT                        SHARES     AMOUNT
Shares Sold                                341,593    $ 5,467,849                 1,117,506   $15,968,560
Issued as Reinvestment of Dividends             --             --                    38,314       566,665
Shares Redeemed                           (207,988)    (3,312,595)                 (493,401)   (6,879,596)
                                          -------------------------------------------------------------------
Net Increase                               133,605    $ 2,155,254                   662,419   $ 9,655,629
                                          ===================================================================

12